Impairment Charges and Restructuring Costs - Summary of Restructuring Costs (Details) - CAD ($) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments
Restructuring costs		$ 2	$ 6
Operating segments | CONTAINERBOARD
Disclosure of operating segments
Gains (losses) arising from settlements, net defined benefit liability (asset)		2
Restrictions on realisability of investment property or remittance of income and proceeds of disposal of investment property	$ 1	1
Restructuring costs	$ 1	4	2
Operating segments | BOXBOARD EUROPE
Disclosure of operating segments
Restructuring costs		0	1
Operating segments | SPECIALTY PRODUCTS
Disclosure of operating segments
Restructuring costs		(2)	0
Gains on disposals of investment properties		2
Operating segments | TISSUE PAPERS
Disclosure of operating segments
Restructuring costs		0	2
Corporate Activities
Disclosure of operating segments
Restructuring costs		$ 0	$ 1